INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX

The provision for income taxes consisted of the following:

	Financial Years ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000

Income tax current year	-	10	529
Over provision for previous years	(310)	(50)	-
Deferred tax	-	(13)	-

Income tax (benefit)/expense	(310)	(53)	529

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the financial years ended December 31, 2024, 2023 and 2022 are as follows:

	Financial Years ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000

(Loss)/Income before income taxes	(3,164)	1,686	1,557
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	(538)	287	265
Tax effect of non-taxable income	(164)	(443)	(62)
Tax effect of non-deductible items	236	156	339
Effect of lower tax rate in foreign jurisdictions	324	-	-
Tax refund	-	(49)	-
Tax holiday	-	3	(13)
Unrecognized deferred tax assets	142	-	-
Overprovision in prior years	(310)	-	-
Other	-	(7)	-

Income tax (benefit)/expense	(310)	(53)	529

SCHEDULE OF DEFERRED INCOME TAX ASSETS

The following table sets forth the significant components of the deferred tax assets and liabilities of the Company as of December 31, 2024 and 2023:

	Financial Years ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000

Deferred tax asset:
Accelerated depreciation	11	11	8
Net operating loss carryforward	142	-	-
Total deferred tax assets	153	11	8
Less: Valuation allowance(1)	(142)	-	-
Net deferred tax assets	11	11	8

(1)	As of December 31, 2024, the Company determined that it is more likely than not that these deferred tax assets will not be realized. Accordingly, valuation allowance on net operating loss carryforward was provided.